OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of Amounts Recognized in Income Statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other liabilities [Abstract]
Current service cost	$ 14,711	$ 17,260
Interest cost (income), net	43,295	40,217
Interest on Asset ceiling/ Onerous liability	20,357	16,678
Total included in income statement	$ 78,363	$ 74,155